Stockholders' Equity	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Stockholders' Equity
STOCKHOLDERS' EQUITY

NOTE 11 — STOCKHOLDERS’ EQUITY

Stock Incentive Plans

On June 3, 2004, we adopted the 2004 Stock Incentive Plan (the “2004 Incentive Plan”) and in October 2011, we adopted an Amended and Restated 2004 Stock Incentive Plan (the “Restated Plan”) to update it with respect to certain provisions and changes in the tax code since its original adoption.   Under the Restated Plan, the number of shares authorized for issuance is 6,825,000 shares of common stock.  After the adoption of the Restated Plan in October 2011, we no longer grant awards pursuant to the 2004 Incentive Plan; however, it remains in effect for awards outstanding as of the adoption of the Restated Plan.  Under the Restated Plan, grants may be made to employees, officers, directors and consultants under a variety of awards based upon underlying equity, including, but not limited to, stock options, restricted common stock, restricted stock units or performance shares.  The Restated Plan limits the number of shares that can be awarded to any employee in one year to 1,250,000.  The exercise price for incentive options may not be less than the fair market value of our common stock on the date of grant and the exercise period may not exceed ten years.  Vesting periods, terms and types of awards are determined by the Board of Directors and/or our Compensation Committee.  The Restated Plan includes a provision for the acceleration of vesting of all awards upon a change of control as well as a provision that allows forfeited or unexercised awards that have expired to be available again for future issuance. Since fiscal 2008, we have issued both restricted common stock and RSUs to our officers, directors and employees pursuant to our various plans.  The RSUs represent the right to receive one share of common stock for each unit on the vesting date provided that the employee continues to be employed by us.   On the vesting date of the RSUs, we expect to issue the shares of common stock to each participant upon vesting and expect to withhold an equivalent number of shares at fair market value on the vesting date to fulfill tax withholding obligations.  Any RSUs withheld or forfeited will be shares available for issuance in accordance with the terms of the Restated Plan.

The shares of common stock issued upon exercise of a previously granted stock option or a grant of RSUs are considered new issuances from shares reserved for issuance in connection with the adoption of the various plans.  We require that the option holder provide a written notice of exercise in accordance with the option agreement and plan to the stock plan administrator and full payment for the shares be made prior to issuance.  All issuances are made under the terms and conditions set forth in the applicable plan.  As of August 31, 2015, 2,642,271 shares remained available for issuance under the Restated Plan.

For all stock compensation awards that contain graded vesting with time-based service conditions, we have elected to apply a straight-line recognition method to account for all of these awards.  For existing grants that were not fully vested at November 30, 2014, there was a total of $1,206,000 and $938,000 of stock based compensation expense recognized during the nine months ended August 31, 2015 and 2014, respectively.

The following summarizes option grants, restricted common stock and RSUs issued to members of the Board of Directors for the fiscal years 2002 through the third quarter of fiscal 2015 (in actual amounts) for service as a member:

	August 31, 2015
Granted as of:	Number of options	Exercise price
2002	40,000	$1.00
2002	31,496	$1.27
2003	30,768	$1.30
2004	320,000	$1.58
2005	300,000	$5.91
2006	450,000	$1.02

Number of restricted shares issued
2007	320,000
2008	473,455
2009	371,436
2010	131,828
2011	—
2012	617,449
2013	—
2014	219,678
2015	—

Exercise prices for all options outstanding as of August 31, 2015 were as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of shares	Weighted-Average Remaining Contractual Life

$0.38	13,333	9.4
$1.02	75,000	0.7

	88,333	2.0

The following table summarizes stock option activity by plan for the nine months ended August 31, 2015 and 2014 (in actual amounts):

	Total Number of Shares	2004 Incentive Plan	Restated Plan

Outstanding at November 30, 2014	550,000	550,000	—
Granted	40,000	—	40,000
Exercised	—	—	—
Forfeited / Expired	(501,667)	(475,000)	(26,667)

Outstanding and exercisable at August 31, 2015	88,333	75,000	13,333

Outstanding at November 30, 2013	775,000	775,000	—
Granted	—	—	—
Exercised	—	—	—
Forfeited / Expired	(25,000)	(25,000)	—

Outstanding and exercisable at August 31, 2014	750,000	750,000	—

Stock option activity in the aggregate for the periods indicated are as follows (in actual amounts):

	Options	Weighted average exercise price	Weighted average remaining contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at November 30, 2014	550,000	$5.03
Granted	40,000	0.38
Exercised	—	—
Expired	—	—
Forfeited	(501,667)	5.37	—	—

Outstanding and exercisable at August 31, 2015	88,333	$0.92	2.0	$—

Weighted average per option fair value of options granted during the year		N/A

	Options	Weighted average exercise price	Weighted average remaining contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at November 30, 2013	775,000	$4.03
Granted	—	—
Exercised	—	—
Expired	(25,000)	1.58
Forfeited	—	—	—	—

Outstanding and exercisable at August 31, 2014	750,000	$4.12	0.1	$3,000

Weighted average per option fair value of options granted during the year		N/A

As of August 31, 2015, there was $457,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2004 Incentive Plan and the Restated Plan.  That unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.3 years.

A summary of the status of restricted common stock and RSUs as of November 30, 2014 and November 30, 2013, and changes during the nine months ended August 31, 2015 and 2014, are presented below (in actual amounts):

				Weighted-Average Grant-Date Fair Value
	Restricted Shares	Restricted Stock Units	Total Shares	Restricted Shares	Restricted Stock Units

Outstanding at November 30, 2014	792,303	1,033,851	1,826,154	$1.08	$1.00
Granted	600,000	—	600,000	0.37	—
Issued	(1,142,303)	(380,690)	(1,522,993)	0.87	1.02
Cancelled	—	(204,233)	(204,233)	—	0.93
Forfeited	—	(825)	(825)	—	0.70

Outstanding at August 31, 2015	250,000	448,103	698,103	$0.37	$0.98

Outstanding at November 30, 2013	954,798	1,661,330	2,616,128	$0.90	$0.93
Granted	288,121	362,242	650,363	1.49	1.49
Issued	(450,616)	(600,464)	(1,051,080)	0.95	1.07
Cancelled	—	(312,792)	(312,792)	—	0.97
Forfeited	—	(21,545)	(21,545)	—	0.72

Outstanding at August 31, 2014	792,303	1,088,771	1,881,074	$1.08	$1.03

In the three months ended August 31, 2015, we did not grant any shares of RSUs, options or restricted stock.  In the nine months ended August 31, 2015, we did not grant any shares of RSUs and granted 40,000 options to purchase shares of our common stock and 600,000 shares of restricted stock.  In the three months ended August 31, 2015, we (i) issued 284,318 shares of restricted stock and common stock to holders of RSUs, respectively, in connection with the granting of restricted stock or vesting of RSUs or restricted stock, and (ii) withheld, canceled or forfeited 84,748 RSUs.  We did not retire into treasury any shares of restricted stock.  In the nine months ended August 31, 2015, we (i) issued 1,522,993 shares of restricted stock and common stock to holders of RSUs, respectively, in connection with the granting of restricted stock or vesting of restricted stock or RSUs, (ii) withheld, canceled or forfeited 205,058 RSUs, and (iii) retired into treasury 309,842 shares of restricted stock.

In the three months ended August 31, 2014, we did not grant any shares of RSUs, options or restricted stock.  In the nine months ended August 31, 2014, we granted 362,242 shares of RSUs and 288,121 shares of restricted stock.  In the three months ended August 31, 2014, we (i) issued 248,070 shares of restricted stock and common stock to holders of RSUs, respectively, in connection with the granting of restricted stock or vesting of restricted stock or RSUs, (ii) withheld, canceled or forfeited 135,734 RSUs.  We did not retire into treasury any shares of restricted stock.  In the nine months ended August 31, 2014, we (i) issued 1,051,080 shares of restricted stock and common stock to holders of RSUs, respectively, in connection with the granting of restricted stock or vesting of restricted stock or RSUs, (ii) withheld, canceled or forfeited 334,337 RSUs, and (iii) retired into treasury 194,901 shares of restricted stock.

13. Stockholders' Equity

Stock Incentive Plans

        On June 3, 2004, we adopted the 2004 Stock Incentive Plan, or the 2004 Incentive Plan, and in October 2011, we adopted an Amended and Restated 2004 Stock Incentive Plan, or the Restated Plan, to update it with respect to certain provisions and changes in the tax code since its original adoption. Under the Restated Plan, the number of shares authorized for issuance is 6,825,000 shares of common stock. After the adoption of the Restated Plan in October 2011, we will no longer grant awards pursuant to the 2004 Incentive Plan; however, it remains in effect for awards outstanding as of the adoption of the Restated Plan. Under the Restated Plan, grants may be made to employees, officers, directors and consultants under a variety of awards based upon underlying equity, including, but not limited to, stock options, restricted common stock, restricted stock units or performance shares. The Restated Plan limits the number of shares that can be awarded to any employee in one year to 1,250,000. The exercise price for incentive options may not be less than the fair market value of our common stock on the date of grant and the exercise period may not exceed ten years. Vesting periods, terms and types of awards are determined by the Board of Directors and/or our Compensation and Stock Option Committee, or Compensation Committee. The Restated Plan includes a provision for the acceleration of vesting of all awards upon a change of control as well as a provision that allows forfeited or unexercised awards that have expired to be available again for future issuance. Since fiscal 2008, we have issued both restricted common stock and restricted common stock units, or RSUs, to our officers, directors and employees pursuant to our various plans. The RSUs represent the right to receive one share of common stock for each unit on the vesting date provided that the employee continues to be employed by us. On the vesting date of the RSUs, we expect to issue the shares of common stock to each participant upon vesting and expect to withhold an equivalent number of shares at fair market value on the vesting date to fulfill tax withholding obligations. Any RSUs withheld or forfeited will be shares available for issuance in accordance with the terms of the Restated Plan.

        The shares of common stock issued upon exercise of a previously granted stock option or a grant of restricted common stock or RSUs are considered new issuances from shares reserved for issuance in connection with the adoption of the various plans. We require that the option holder provide a written notice of exercise in accordance with the option agreement and plan to the stock plan administrator and full payment for the shares be made prior to issuance. All issuances are made under the terms and conditions set forth in the applicable plan. As of November 30, 2014, 3,085,935 shares remained available for issuance under the Restated Plan.

        For all stock compensation awards that contain graded vesting with time-based service conditions, we have elected to apply a straight-line recognition method to account for all of these awards. For existing grants that were not fully vested at November 30, 2013 and grants made in fiscal 2014, there was a total of $660,000 of stock based compensation expense from continuing operations recognized during fiscal 2014.

        The following summarizes option grants, restricted common stock and RSUs issued to members of our Board of Directors for the fiscal years 2002 through fiscal 2014 (in actual amounts) for service as a member:

	November 30, 2014
Granted as of:	Number of options	Exercise price
2002	40,000	$1.00
2002	31,496	$1.27
2003	30,768	$1.30
2004	320,000	$1.58
2005	300,000	$5.91
2006	450,000	$1.02

Number of restricted shares issued
2007	320,000
2008	473,455
2009	371,436
2010	131,828
2011	—
2012	617,449
2013	—
2014	219,678

        Stock option activity in the aggregate for the periods indicated are as follows (in actual amounts):

	Options	Weighted average exercise price	Weighted average remaining contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at November 30, 2013	775,000	$4.03
Granted	—	—
Exercised	—	—
Expired	(225,000)	1.62
Forfeited	—	—	—	—

Outstanding and exercisable at November, 2014	550,000	$5.02	0.7	$—

Weighted average per option fair value of options granted during the year		N/A
Outstanding at November 30, 2012	796,794	$3.96
Granted	—	—
Exercised	(21,794)	1.30
Expired	—	—
Forfeited	—	—	—	—

Outstanding and exercisable at November, 2013	775,000	$4.03	1.4	$18,000

Weighted average per option fair value of options granted during the year		N/A

	Options	Weighted average exercise price	Weighted average remaining contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at November 30, 2011	868,290	$3.73
Granted	—	—
Exercised	(20,000)	1.00
Expired	(51,496)	1.17
Forfeited	—	—	—	—

Outstanding and exercisable at November, 2012	796,794	$3.96	2.3	$—

Weighted average per option fair value of options granted during the year		N/A

        The total intrinsic value of options exercised during the fiscal years ended November 30, 2013 and 2012 was $10,948 and $7,600, respectively. There were no options exercised during the year ended November 30, 2014.

        Exercise prices for options outstanding and exercisable as of November 30, 2014 are as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of shares	Weighted-Average Remaining Contractual Life
$1.02	100,000	1.3
$5.91	450,000	0.5

	550,000	0.7

        The following table summarizes stock option activity by plan. There are no stock options outstanding under our Restated Plan.

	Total Number of Shares	2004 Incentive Plan	2000 Director Plan
Outstanding at November 30, 2013	775,000	775,000	—
Granted	—	—	—
Exercised			—
Forfeited / Expired	(225,000)	(225,000)	—

Outstanding and exercisable at November 30, 2014	550,000	550,000	—

Outstanding at November 30, 2012	796,794	775,000	21,794
Granted	—	—	—
Exercised	(21,794)	—	(21,794)
Forfeited / Expired	—	—	—

Outstanding and exercisable at November 30, 2013	775,000	775,000	—

Outstanding at November 30, 2011	868,290	775,000	93,290
Granted	—	—	—
Exercised	(20,000)	—	(20,000)
Forfeited / Expired	(51,496)	—	(51,496)

Outstanding and exercisable at November 30, 2012	796,794	775,000	21,794

        A summary of the status of restricted common stock and RSUs as of November 30, 2014, and changes during the year, are presented below:

				Weighted-Average Grant-Date Fair Value
	Restricted Shares	Restricted Stock Units	Total Shares	Restricted Shares	Restricted Stock Units
Outstanding at November 30, 2013	954,798	1,661,330	2,616,128	$0.90	$0.93
Granted	288,121	362,242	650,363	1.49	1.49
Issued	(450,616)	(655,384)	(1,106,000)	0.95	1.11
Cancelled	—	(312,792)	(312,792)	—	0.97
Forfeited	—	(21,545)	(21,545)	—	0.72

Outstanding at November 30, 2014	792,303	1,033,851	1,826,154	$1.08	$1.00

Outstanding at November 30, 2012	844,236	2,713,605	3,557,841	$0.85	$0.87
Granted	420,882	631,059	1,051,941	1.02	1.02
Issued	(310,320)	(1,140,709)	(1,451,029)	0.92	0.89
Cancelled	—	(426,749)	(426,749)	—	0.89
Forfeited	—	(115,876)	(115,876)	—	0.95

Outstanding at November 30, 2013	954,798	1,661,330	2,616,128	$0.90	$0.93

Outstanding at November 30, 2011	464,610	2,542,728	3,007,338	$1.30	$0.98
Granted	670,781	1,871,539	2,542,320	0.66	0.75
Issued	(291,155)	(1,126,519)	(1,417,674)	1.09	0.84
Cancelled	—	(533,955)	(533,955)	—	0.88
Forfeited	—	(40,188)	(40,188)	—	0.77

Outstanding at November 30, 2012	844,236	2,713,605	3,557,841	$0.85	$0.87

        As of November 30, 2014, there was $1,281,000 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Restated Plan. The unrecognized compensation cost is expected to be recognized over a weighted-average of 1.8 years. In fiscal 2014, there were no options granted, 362,242 RSUs and 288,121 shares of restricted stock granted. In fiscal 2014, we issued 655,384 shares of our common stock to holders of RSUs, 450,616 shares of restricted stock and withheld, cancelled or forfeited 334,337 RSUs or restricted stock.

Convertible Notes

        In connection with the acquisition of Hudson, we issued the sellers convertible notes. See "Note 10—Debt" for a further discussion of the convertible notes.

Earnings Per Share

        Earnings per share are computed using weighted average common shares and dilutive common equivalent shares outstanding. Potentially dilutive securities consist of outstanding options and warrants. A reconciliation of the numerator and denominator of basic earnings per share and diluted earnings per share is as follows:

	Year Ended
	November 30, 2014	November 30, 2013	November 30, 2012
	(in thousands, except per share data)
Basic (loss) earnings per share computation:
Numerator:
Loss from continuing operations	$(28,482)	$(7,416)	$(2,632)
Income from discontinued operations	766	102	8,197

Net (loss) income	$(27,716)	$(7,314)	$5,565

Denominator:
Weighted average common shares outstanding	68,226	67,163	65,496
Earnings (loss) per common share—basic
Loss from continuing operations	$(0.42)	$(0.11)	$(0.04)
Earnings from discontinued operations	0.01	0.00	0.12

Earnings (loss) per common share—basic	$(0.41)	$(0.11)	$0.08

Diluted income (loss) per share computation:
Numerator:
Loss from continuing operations	$(28,482)	$(7,416)	$(2,632)
Income from discontinued operations	766	102	8,197

Net (loss) income	$(27,716)	$(7,314)	$5,565

Denominator:
Weighted average common shares outstanding	68,226	67,163	65,496
Effect of dilutive securities:
Restricted shares, RSU's, convertible securities and options	—	—	1,353

Dilutive potential common shares	68,226	67,163	66,849

Earnings (loss) per common share—diluted
Loss from continuing operations	$(0.42)	$(0.11)	$(0.04)
Earnings from discontinued operations	0.01	0.00	0.12

Earnings (loss) per common share—diluted	$(0.41)	$(0.11)	$0.08

        For fiscal 2014 and fiscal 2013, currently exercisable options, convertible notes, unvested restricted shares and unvested RSUs in the aggregate of 20,970,505 and 21,618,876, respectively, have been excluded from the calculation of the diluted loss per share as their effect would have been anti-dilutive. For fiscal 2012, currently exercisable options and warrants in the aggregate of 1,058,970 have been excluded from the calculation of diluted income per share because the exercise prices of such options and warrants were out-of-the-money.

Shares Reserved for Future Issuance

        As of November 30, 2014, shares reserved for future issuance include (i) 550,000 shares of common stock issuable upon the exercise of stock options granted under the incentive plans; (ii) 1,033,851 shares of common stock issuable upon the vesting of RSUs; (iii) an aggregate of 3,085,935 shares of common stock available for future issuance under the Restated Plan as of November 30, 2014; and (iv) 18,719,094 shares of common stock issuable pursuant to the convertible notes.